Subsequent events to December 31, 2017 - Syndicated Loan (Details) - Syndicated Loan - Entering into significant commitments or contingent liabilities - USD ($) $ in Millions	Feb. 09, 2018	Jan. 31, 2018
Syndicated Loan
Maximum borrowing capacity		$ 1,000
Interest rate basis		LIBOR
Borrowing term		12 months
Proceeds from loan	$ 650
Minimum
Syndicated Loan
Applicable margin		1.25%
Maximum
Syndicated Loan
Applicable margin		2.25%
Debt issuance, debt term triggering repayment		3 years
Debt covenant, new debt issued that would trigger repayment		$ 500